Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 241,536	$ (415,111)	$ (119,380)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	56,757	24,490
Amortization of operating lease right of use asset	86,216	56,666	4,932
Deferred income taxes	(42,221)
Changes in assets and liabilities:
Inventories	(192,634)
Advances to suppliers and other current assets		(4,230)
Other receivable	(13,870)		(10,452)
Operating lease liability	(72,808)	(56,666)	(4,932)
Accounts payable and accrued liability	114,360
Interest expense accrued	18,804		(10,815)
Net cash provided by (used in) operating activities from continuing operations	196,140	(394,851)	(140,647)
Net cash provided by (used in) operating activities from discontinued operations	128,549	73,473	(224,716)
Net cash provided by (used in) operating activities	324,689	(321,378)	(365,363)
Cash flows from investing activities
Purchase of property and equipment	(207,374)		(100,000)
Net cash used in investing activities from continuing operations	(207,374)		(100,000)
Net cash provided by(used in) investing activities from discontinued operations	85,816	(475)	(10,815)
Net cash used in investing activities	(121,558)	(475)	(110,815)
Cash flows from financing activities
Proceeds from common stock subscription			232,400
Proceeds from related party	14,643	309,263	178,607
Repayment to related parties			(82,749)
Net cash provided by financing activities from continuing operations	14,643	309,263	328,258
Net cash provided by (used in) financing activities from discontinued operations	(274,271)	(63,476)	246,246
Net cash provided by(used in) financing activities	(259,628)	245,787	574,504
Effect on changes in foreign exchange rate	55,738	(7,518)	1,064
Net increase in cash, and cash equivalents	(759)	(83,584)	99,390
Cash, and cash equivalents, beginning of period	16,100	99,684	294
Cash, and cash equivalents, end of period	15,341	16,100	99,684
Less:Cash from discontinued operation	63	9,472	197
Cash from continued operation, end of period	15,278	6,628	99,487
Supplemental cash flow information
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Recognition of ROU assets and lease liabilities	163,656		261,351
Termination of ROU assets and lease liabilities		$ 19,873